6. FIXED ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net	$ 130,472	$ 169,333
Property and equipment, accumulated depreciation	379,259	532,966
Depreciation expense	$ 86,016	$ 60,393